Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
September 30, 2017 (unaudited)
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$8	$31	$8	$47
States, municipalities and political subdivisions	—	4,261	75	4,336
Foreign government	—	13	—	13
Residential MBS	—	2,303	118	2,421
Commercial MBS	—	877	33	910
Asset-backed securities (“ABS”)	—	5,377	394	5,771
Corporate and other	16	16,370	952	17,338
Total AFS fixed maturities	24	29,232	1,580	30,836
Trading fixed maturities	—	118	—	118
Equity securities	398	38	104	540
Variable annuity assets (separate accounts) (*)	—	628	—	628
Equity options — fixed-indexed annuities	—	629	—	629
Other assets — derivatives	—	1	—	1
Total assets accounted for at fair value	$422	$30,646	$1,684	$32,752
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$2,293	$2,293
Other liabilities — derivatives	—	31	—	31
Total liabilities accounted for at fair value	$—	$31	$2,293	$2,324

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

	Level 1	Level 2	Level 3	Total
December 31, 2016
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$10	$32	$8	$50
States, municipalities and political subdivisions	—	4,101	75	4,176
Foreign government	—	13	—	13
Residential MBS	—	2,449	148	2,597
Commercial MBS	—	1,324	25	1,349
Asset-backed securities	—	4,160	359	4,519
Corporate and other	15	14,649	652	15,316
Total AFS fixed maturities	25	26,728	1,267	28,020
Trading fixed maturities	—	117	—	117
Equity securities	360	25	110	495
Variable annuity assets (separate accounts) (*)	—	600	—	600
Equity options — fixed-indexed annuities	—	492	—	492
Other assets — derivatives	—	1	—	1
Total assets accounted for at fair value	$385	$27,963	$1,377	$29,725
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,759	$1,759
Other liabilities — derivatives	—	30	—	30
Total liabilities accounted for at fair value	$—	$30	$1,759	$1,789

December 31, 2015
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$10	$35	$15	$60
States, municipalities and political subdivisions	—	3,934	32	3,966
Foreign government	—	13	—	13
Residential MBS	—	2,400	184	2,584
Commercial MBS	—	1,938	36	1,974
Asset-backed securities	—	3,159	333	3,492
Corporate and other	16	12,801	580	13,397
Total AFS fixed maturities	26	24,280	1,180	25,486
Trading fixed maturities	—	114	—	114
Equity securities	372	31	83	486
Variable annuity assets (separate accounts) (*)	—	608	—	608
Equity options — fixed-indexed annuities	—	241	—	241
Other assets — derivatives	—	2	—	2
Total assets accounted for at fair value	$398	$25,276	$1,263	$26,937
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,369	$1,369
Other liabilities — derivatives	—	8	—	8
Total liabilities accounted for at fair value	$—	$8	$1,369	$1,377

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

Fair value measurements, Levels 1 and 2 transfers
The transfers between Level 1 and Level 2 for the years ended December 31, 2016, 2015 and 2014 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Perpetual preferred stocks	—	—	1	$—	$—	$4	1	—	3	$1	$—	$14
Common stocks	2	1	—	—	—	—	2	1	1	—	—	—

Unobservable inputs used by management in determining fair value of embedded derivatives
The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives at September 30, 2017 (unaudited). See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.2% – 2.4% over the risk free rate
Risk margin for uncertainty in cash flows	0.68% reduction in the discount rate
Surrenders	3% – 23% of indexed account value
Partial surrenders	2% – 10% of indexed account value
Annuitizations	0.1% – 1% of indexed account value
Deaths	1.5% – 8.0% of indexed account value
Budgeted option costs	2.4% – 3.7% of indexed account value

Changes in balances of Level 3 financial assets
Changes in balances of Level 3 financial assets and liabilities carried at fair value during the nine months ended September 30, 2017 (unaudited) and the years ended December 31, 2016, 2015 and 2014 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at September 30, 2017 (unaudited)
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(1)	—	—	75
Residential MBS	148	—	1	1	(24)	25	(33)	118
Commercial MBS	25	2	—	12	(10)	4	—	33
Asset-backed securities	359	(3)	3	86	(41)	152	(162)	394
Corporate and other	652	(4)	9	400	(108)	29	(26)	952
Total AFS fixed maturities	1,267	(5)	14	499	(184)	210	(221)	1,580
Equity securities	110	(13)	6	17	(3)	—	(13)	104
Total Level 3 assets	$1,377	$(18)	$20	$516	$(187)	$210	$(234)	$1,684

Embedded derivatives	$(1,759)	$(386)	$—	$(224)	$76	$—	$—	$(2,293)
Total Level 3 liabilities	$(1,759)	$(386)	$—	$(224)	$76	$—	$—	$(2,293)

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
U.S. government agency	$15	$(7)	$—	$—	$—	$—	$—	$8
State and municipal	32	—	(3)	47	(1)	—	—	75
Residential MBS	184	(3)	(2)	6	(26)	29	(40)	148
Commercial MBS	36	(1)	—	—	(6)	—	(4)	25
Asset-backed securities	333	(1)	1	30	(20)	49	(33)	359
Corporate and other	580	(1)	(9)	134	(58)	22	(16)	652
Total AFS fixed maturities	1,180	(13)	(13)	217	(111)	100	(93)	1,267
Equity securities	83	(6)	23	28	(15)	9	(12)	110
Total Level 3 assets	$1,263	$(19)	$10	$245	$(126)	$109	$(105)	$1,377

Embedded derivatives (*)	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)
Total Level 3 liabilities	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	24	—	—	9	(1)	—	—	32
Residential MBS	235	(2)	(2)	—	(32)	48	(63)	184
Commercial MBS	37	(1)	(1)	—	(2)	4	(1)	36
Asset-backed securities	175	1	(5)	184	(40)	28	(10)	333
Corporate and other	484	(4)	(9)	147	(47)	9	—	580
Total AFS fixed maturities	970	(6)	(17)	340	(122)	89	(74)	1,180
Equity securities	47	(3)	(6)	51	—	—	(6)	83
Total Level 3 assets	$1,017	$(9)	$(23)	$391	$(122)	$89	$(80)	$1,263

Embedded derivatives (*)	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)
Total Level 3 liabilities	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	20	—	1	—	—	3	—	24
Residential MBS	267	4	3	10	(27)	62	(84)	235
Commercial MBS	24	(1)	—	—	—	14	—	37
Asset-backed securities	62	2	(2)	88	(17)	65	(23)	175
Corporate and other	292	3	13	88	(60)	151	(3)	484
Total AFS fixed maturities	680	8	15	186	(104)	295	(110)	970
Equity securities	8	1	1	31	—	12	(6)	47
Total Level 3 assets	$688	$9	$16	$217	$(104)	$307	$(116)	$1,017

Embedded derivatives (*)	$(804)	$(182)	$—	$(221)	$47	$—	$—	$(1,160)
Total Level 3 liabilities	$(804)	$(182)	$—	$(221)	$47	$—	$—	$(1,160)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.

Changes in balances of Level 3 financial liabilities

Changes in balances of Level 3 financial assets and liabilities carried at fair value during the nine months ended September 30, 2017 (unaudited) and the years ended December 31, 2016, 2015 and 2014 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at September 30, 2017 (unaudited)
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(1)	—	—	75
Residential MBS	148	—	1	1	(24)	25	(33)	118
Commercial MBS	25	2	—	12	(10)	4	—	33
Asset-backed securities	359	(3)	3	86	(41)	152	(162)	394
Corporate and other	652	(4)	9	400	(108)	29	(26)	952
Total AFS fixed maturities	1,267	(5)	14	499	(184)	210	(221)	1,580
Equity securities	110	(13)	6	17	(3)	—	(13)	104
Total Level 3 assets	$1,377	$(18)	$20	$516	$(187)	$210	$(234)	$1,684

Embedded derivatives	$(1,759)	$(386)	$—	$(224)	$76	$—	$—	$(2,293)
Total Level 3 liabilities	$(1,759)	$(386)	$—	$(224)	$76	$—	$—	$(2,293)

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
U.S. government agency	$15	$(7)	$—	$—	$—	$—	$—	$8
State and municipal	32	—	(3)	47	(1)	—	—	75
Residential MBS	184	(3)	(2)	6	(26)	29	(40)	148
Commercial MBS	36	(1)	—	—	(6)	—	(4)	25
Asset-backed securities	333	(1)	1	30	(20)	49	(33)	359
Corporate and other	580	(1)	(9)	134	(58)	22	(16)	652
Total AFS fixed maturities	1,180	(13)	(13)	217	(111)	100	(93)	1,267
Equity securities	83	(6)	23	28	(15)	9	(12)	110
Total Level 3 assets	$1,263	$(19)	$10	$245	$(126)	$109	$(105)	$1,377

Embedded derivatives (*)	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)
Total Level 3 liabilities	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	24	—	—	9	(1)	—	—	32
Residential MBS	235	(2)	(2)	—	(32)	48	(63)	184
Commercial MBS	37	(1)	(1)	—	(2)	4	(1)	36
Asset-backed securities	175	1	(5)	184	(40)	28	(10)	333
Corporate and other	484	(4)	(9)	147	(47)	9	—	580
Total AFS fixed maturities	970	(6)	(17)	340	(122)	89	(74)	1,180
Equity securities	47	(3)	(6)	51	—	—	(6)	83
Total Level 3 assets	$1,017	$(9)	$(23)	$391	$(122)	$89	$(80)	$1,263

Embedded derivatives (*)	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)
Total Level 3 liabilities	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	20	—	1	—	—	3	—	24
Residential MBS	267	4	3	10	(27)	62	(84)	235
Commercial MBS	24	(1)	—	—	—	14	—	37
Asset-backed securities	62	2	(2)	88	(17)	65	(23)	175
Corporate and other	292	3	13	88	(60)	151	(3)	484
Total AFS fixed maturities	680	8	15	186	(104)	295	(110)	970
Equity securities	8	1	1	31	—	12	(6)	47
Total Level 3 assets	$688	$9	$16	$217	$(104)	$307	$(116)	$1,017

Embedded derivatives (*)	$(804)	$(182)	$—	$(221)	$47	$—	$—	$(1,160)
Total Level 3 liabilities	$(804)	$(182)	$—	$(221)	$47	$—	$—	$(1,160)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.

Fair value of financial instruments
The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
September 30, 2017 (unaudited)
Financial assets:
Cash and cash equivalents	$816	$816	$816	$—	$—
Mortgage loans	791	788	—	—	788
Policy loans	186	186	—	—	186
Total financial assets not accounted for at fair value	$1,793	$1,790	$816	$—	$974
Financial liabilities:
Annuity benefits accumulated (*)	$32,464	$31,857	$—	$—	$31,857
Total financial liabilities not accounted for at fair value	$32,464	$31,857	$—	$—	$31,857

December 31, 2016
Financial assets:
Cash and cash equivalents	$499	$499	$499	$—	$—
Mortgage loans	890	887	—	—	887
Policy loans	192	192	—	—	192
Total financial assets not accounted for at fair value	$1,581	$1,578	$499	$—	$1,079
Financial liabilities:
Annuity benefits accumulated (*)	$29,703	$28,932	$—	$—	$28,932
Total financial liabilities not accounted for at fair value	$29,703	$28,932	$—	$—	$28,932

December 31, 2015
Financial assets:
Cash and cash equivalents	$262	$262	$262	$—	$—
Mortgage loans	880	883	—	—	883
Policy loans	201	201	—	—	201
Total financial assets not accounted for at fair value	$1,343	$1,346	$262	$—	$1,084
Financial liabilities:
Annuity benefits accumulated (*)	$26,422	$25,488	$—	$—	$25,488
Total financial liabilities not accounted for at fair value	$26,422	$25,488	$—	$—	$25,488

(*)	Excludes $207 million, $204 million and $200 million of life contingent annuities in the payout phase at September 30, 2017 (unaudited), December 31, 2016 and 2015, respectively.